Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Schedule of New Bank Borrowings	Subsequent new bank borrowings consisted of the following:
Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/30/2023	Yada, Yongjun Liu	5,000,000	724,932
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	Properties of Yada	9,000,000	1,304,877
Bank of Communications	Huadong	3.50%	1/19/2023	Yongjun Liu, Yin Liu, Yada	4,000,000	579,946
Total					18,000,000	2,609,755

Schedule of Repayments on Bank Borrowings	Subsequent repayments on bank borrowings consisted of the following:
Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	Yada, Yongjun Liu	5,000,000	724,932
Bank of Communications	Huadong	3.55%	1/13/2023	Yongjun Liu, Yin Liu, Yada	4,000,000	579,946
Industrial and Commercial Bank of China	Yada	3.70%	2/16/2023	Properties of Yada	9,000,000	1,304,877
Total					18,000,000	2,609,755